Right of Use Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Right-of-use assets [Line Items]
Additions to the right of use assets	$ 906	$ 40
Cash outflow for lease	$ 708	$ 682
Bottom of range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	2 years
Top Of Range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	37 years